Net Loss per Share - Schedule of Diluted Net Loss Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	410	1,299	2,592
Restricted Stock Units (RSUs) [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	213	299	354
Warrant [Member]
Schedule of Diluted Net Loss Per Share [Line Items]
Antidilutive Shares	6	6	6